Income Taxes	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Income (Loss) before Income Tax Expense (Benefit)
Income (loss) before income tax expense (benefit) by jurisdiction for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	2021	2022	2023
	(in millions)
Domestic income (loss)	¥575,101	¥(886,921)	¥(588,227)
Foreign income	1,033,241	828,194	1,244,961
Total	¥1,608,342	¥(58,727)	¥656,734
Income Tax Expense (Benefit)
The detail of current and deferred income tax expense (benefit) for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	2021	2022	2023
	(in millions)
Current:
Domestic	¥95,183	¥243,993	¥250,780
Foreign	83,492	112,164	203,409
Total	178,675	356,157	454,189
Deferred:
Domestic	310,490	(308,214)	(348,997)
Foreign	(44,217)	(62,454)	(78,779)
Total	266,273	(370,668)	(427,776)
Income tax expense (benefit)	444,948	(14,511)	26,413
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	1,146	(87,628)	(66,401)
Debt valuation adjustments	(36,792)	10,296	7,858
Derivatives qualifying for cash flow hedges	12,244	(4,968)	1,594
Defined benefit plans	139,883	19,039	(677)
Foreign currency translation adjustments	(3,368)	96,742	86,576
Total	113,113	33,481	28,950
Total	¥558,061	¥18,970	¥55,363

Prior to the fiscal year ended March 31, 2023, the MUFG Group filed tax returns on a consolidated basis for corporate income taxes within Japan, and from the beginning of fiscal year ended March 31, 2023, the MUFG Group applied the Group Tax Sharing System, where the calculation of taxable income or loss is still made based upon the combined profits or losses of the parent company and its wholly-owned domestic subsidiaries, but the tax payments are made by each of these companies.
Reconciliation of Effective Income Tax Rate
Income taxes in Japan applicable to the MUFG Group are imposed by the national, prefectural and municipal governments, and in the aggregate resulted in a normal effective statutory rate of approximately 30.6%, 30.6%, and 30.6% for the fiscal years ended March 31, 2021, 2022 and 2023, respectively. Foreign subsidiaries are subject to income taxes of the countries in which they operate.
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

	2021	2022	2023
Combined normal effective statutory tax rate	30.6%	30.6%	30.6%
Nondeductible expenses	0.3	(12.0)	0.8
Impairment of goodwill	2.4	—	1.5
Foreign tax credit and payments	(0.9)	28.7	(4.7)
Lower tax rates applicable to income of subsidiaries	(1.0)	30.8	(5.3)
Change in valuation allowance	(0.9)	(90.1)	(10.5)
Taxation for gain on sale of shares in subsidiary	—	—	3.4	(1)
Nontaxable dividends received	(1.9)	85.1	(14.8)
Undistributed earnings of subsidiaries	—	(25.6)	(0.3)
Tax and interest expense for uncertainty in income taxes	(0.1)	(10.8)	—
Noncontrolling interest income	0.1	(0.7)	0.3
Effect of changes in tax laws	(0.1)	(2.4)	0.6
Expiration of loss carryforward	0.1	(7.0)	0.1
Other—net	(0.9)	(1.9)	2.3
Effective income tax rate	27.7%	24.7%	4.0%

Note:
(1)In March 2023, MUAH repurchased a portion of the shares in MUAH held by MUFG and MUFG Bank. The transaction resulted in the realization of a difference between the book value of the shares in MUAH for accounting and tax purposes, resulting in a ¥22,250 million increase in income tax expense and a 3.4 percentage points increase in the effective tax rate for the fiscal year ended March 31, 2023.
Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are computed for each tax jurisdiction using currently enacted tax rates applicable to periods when the temporary differences are expected to reverse. The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2022 and 2023 were as follows:

	2022	2023
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥462,303	¥418,732
Operating loss carryforwards	99,566	99,870
Loans	37	561
Accrued liabilities and other	309,017	413,587
Premises and equipment	124,419	119,395
Derivative financial instruments	154,237	303,644
Obligations under operating leases	106,864	88,088
Valuation allowance	(184,932)	(153,053)
Total deferred tax assets	1,071,511	1,290,824

	2022	2023
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	605,443	379,581
Intangible assets	69,276	65,973
Lease transactions	47,432	12,514
Defined benefit plans	102,998	50,730
Investments in subsidiaries and affiliates	506,829	639,592
Right-of-use assets of operating leases	77,274	64,741
Other	113,335	103,915
Total deferred tax liabilities	1,522,587	1,317,046
Net deferred tax liabilities	¥(451,076)	¥(26,222)
The valuation allowance was provided primarily against deferred tax assets recorded at MUFG and its subsidiaries with operating loss carryforwards. The valuation allowance is determined to reduce the measurement of deferred tax assets not expected to be realized. Management considers all available evidence, both positive and negative, to determine whether the valuation allowance is necessary based on the weight of that evidence. Management determines the amount of the valuation allowance based on future reversals of existing taxable temporary differences and future taxable income exclusive of reversing temporary differences. Future taxable income is developed from forecasted operating results, based on recent historical trends and approved business plans, the eligible carryforward periods and other relevant factors.
For certain subsidiaries where strong negative evidence exists, such as the existence of significant amounts of operating loss carryforwards, cumulative losses and the expiration of unused operating loss carryforwards in recent years, a valuation allowance was recognized against the deferred tax assets as of March 31, 2022 and 2023 to the extent that it is more likely than not that they will not be realized.
Income taxes are not provided on undistributed earnings of certain foreign subsidiaries that are considered to be indefinitely reinvested in the operations of such subsidiaries. At March 31, 2022 and 2023, the undistributed earnings of such foreign subsidiaries amounted to approximately ¥108,311 million and ¥66,897 million, respectively. Determination of the amount of unrecognized deferred tax liabilities with respect to these undistributed earnings is not practicable because of the complexity associated with its hypothetical calculation including foreign withholding taxes and foreign tax credits. MUFG has neither the plan nor the intention to dispose of investments in such foreign subsidiaries and, accordingly, does not expect to record capital gains or losses, or otherwise monetize the undistributed earnings of such foreign subsidiaries.
Furthermore, under the Japanese tax law, 95% of a dividend received from a foreign company in which a domestic company has held generally at least 25% of the outstanding shares for a continuous period of six months or more ending on the date on which the dividend is declared can be excluded from the domestic company’s taxable income. Therefore, if undistributed earnings of certain foreign subsidiaries are repatriated through dividends, only 5% of the amount of dividends will be included in taxable income.
Operating Loss and Tax Credit Carryforwards
At March 31, 2023, the MUFG Group had operating loss carryforwards for corporate tax of ¥221,609 million and tax credit carryforwards of ¥57,084 million for tax purposes. Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2024	¥5,344	¥649
2025	84,378	146
2026	53,457	145
2027	624	143
2028	3,108	143
2029	636	347
2030 and thereafter	35,173	46,957
No definite expiration date	38,889	8,554
Total	¥221,609	¥57,084
Uncertainty in Income Tax
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Balance at beginning of fiscal year	¥19,249	¥13,829	¥21,794
Gross amount of increases for current year’s tax positions	202	28	451
Gross amount of decreases for current year’s tax positions	(1,919)	—	—
Gross amount of increases for prior years’ tax positions	489	6,320	279
Gross amount of decreases for prior years’ tax positions	(2,329)	(183)	(166)
Decreases due to lapse of applicable statutes of limitations	(116)	(8)	(116)
Foreign exchange translation and other	(1,747)	1,808	3,158
Balance at end of fiscal year	¥13,829	¥21,794	¥25,400
The MUFG Group classifies interest and penalties, if applicable, related to income taxes as Income tax expense. Accrued interest and penalties (not included in the “unrecognized tax benefits” above) are a component of Other liabilities. The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Balance at beginning of fiscal year	¥2,612	¥2,417	¥2,848
Total interest and penalties in the consolidated statements of operations	(398)	156	(1,052)
Total cash settlements, foreign exchange translation and other	203	275	371
Balance at end of fiscal year	¥2,417	¥2,848	¥2,167
The MUFG Group is subject to ongoing tax examinations by the tax authorities of the various jurisdictions in which it operates. The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2022 and forward
United States—Federal	2019 and forward
United States—California	2015 and forward
Indonesia	2018 and forward
The MUFG Group is currently under continuous examinations by the tax authorities in various domestic and foreign jurisdictions and many of these examinations are resolved every year. The unrecognized tax benefits will decrease since resolved items will be removed from the balance regardless of whether their resolution results in payment or recognition. It is reasonably possible that the unrecognized tax benefits will not increase or decrease during the next twelve months.